Non-Controlling Interests and Preferred Stock of Subsidiary	12 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
Non-Controlling Interests and Preferred Stock of Subsidiaries

14. Non-Controlling Interests and Redeemable Preferred Stock of Subsidiaries

Non-Controlling Interests

Holders of non-controlling interests in a subsidiary of the Company hold certain rights, which result in the classification of the securities as either liability, temporary equity, or permanent equity. The following table summarizes the non-controlling interest balances on the consolidated balance sheets:

(in thousands)	June 30, 2025	June 30, 2024
Consolidated Funds
Permanent equity	10,348	7,481
Total non-controlling interests	$10,348	$7,481

The following table summarizes the net income (loss) attributable to the non-controlling interests on the consolidated statements of operations:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Consolidated Funds
Permanent equity	2,659	462
Net loss attributable to non-controlling interest	$2,659	$462

Consolidated Fund – Non-controlling interest classified as permanent equity

As of June 30, 2025, the Company held approximately 42% of the capital in the Consolidated Fund and the remaining capital was recorded as a non-controlling interest that included affiliated individuals and entities.